FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Mar. 31, 2018
FAIR VALUE MEASUREMENTS
Schedule of assets and liabilities measured at fair value on a recurring basis

	Thousands of Yen
Items Measured at Fair Value on a	Carrying	Total Fair	Fair Value Hierarchy Classification
Recurring Basis	Value	Value	Level 1	Level 2	Level 3
March 31, 2017:
Assets:
Available-for-sale securities:
Equity securities	¥500,400	¥500,400	¥500,400	¥—	¥—
Liabilities:
Derivative liabilities	222,235	222,235	—	222,235	—

March 31, 2018:
Assets:
Available-for-sale securities:
Equity securities	¥848,700	¥848,700	¥848,700	¥—	¥—
Liabilities:
Derivative liabilities	271,473	271,473	—	271,473	—

Schedule of assets and liabilities measured at fair value on a non-recurring basis

	Thousands of Yen
						Total
						losses for
						the year
						ended
Items Measured at Fair Value on a	Carrying	Total Fair	Fair Value Hierarchy Classification			March 31,
Non-recurring Basis	Value	Value	Level 1	Level 2	Level 3	2018
March 31, 2018:
Assets:
Property and equipment	—	—	—	—	34,601	¥34,601
Capitalize computer software costs					38,560	38,560